Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underlying income
- Net interest income	[1]	€ 13,811	€ 13,960	€ 13,647
- Net fee and commission income	[1]	2,868	2,798	2,710
Income	[1]	17,125	18,324	18,590
Underlying expenditure
- Additions to loan loss provision	[1]	1,120	656	676
Total underlying expenses	[1]	11,472	11,338	10,505
Underlying result before taxation	[1]	5,653	6,986	8,085
Taxation	[1]	1,652	2,116	2,539
Non-controlling interests	[1]	99	108	82
Net result	[1]	3,903	4,761	5,464
Underlying net result [member]
Underlying income
Income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		11,472	10,563	10,505
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Special items [member]
Underlying income
Income				(121)
Underlying expenditure
- Operating expenses			(775)
Taxation				(121)
Net result			775	0
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Income		1,181	(148)	(817)
Underlying expenditure
Taxation		303	(90)	(258)
Net result		878	(58)	(559)
Net result insurance other [member]
Underlying income
Income			(89)	53
Underlying expenditure
Taxation			1	1
Net result			(90)	52
Segments Banking Activities [Member]
Underlying expenditure
Net result		3,903	4,672	5,516
Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		14,079	13,916	13,714
- Net fee and commission income		2,868	2,803	2,714
- Total investment and other income		1,360	1,369	1,277
Income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		10,353	9,907	9,829
- Additions to loan loss provision		1,120	656	676
Total underlying expenses		11,472	10,563	10,505
Underlying result before taxation		6,834	7,524	7,199
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result			(775)	0
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(878)	58	559
Segments Banking Activities [Member] | Net result insurance other [member]
Underlying expenditure
Net result			90	(52)
Retail Netherlands [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		1,646	1,942	1,839
Retail Netherlands [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		3,541	3,749	3,866
- Net fee and commission income		674	664	607
- Total investment and other income		290	335	256
Income		4,505	4,747	4,730
Underlying expenditure
- Operating expenses		2,210	2,220	2,260
- Additions to loan loss provision		91	(41)	15
Total underlying expenses		2,301	2,179	2,275
Underlying result before taxation		2,204	2,568	2,455
Taxation		558	626	615
Net result		1,646	1,942	1,839
Retail Belgium [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		455	390	491
Retail Belgium [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		1,907	1,830	1,842
- Net fee and commission income		374	371	408
- Total investment and other income		161	169	224
Income		2,442	2,369	2,473
Underlying expenditure
- Operating expenses		1,609	1,610	1,584
- Additions to loan loss provision		186	164	104
Total underlying expenses		1,794	1,774	1,688
Underlying result before taxation		647	595	785
Taxation		192	199	296
Non-controlling interests		0	6	(2)
Net result		455	390	491
Retail Germany [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		627	646	625
Retail Germany [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		1,579	1,671	1,704
- Net fee and commission income		268	225	215
- Total investment and other income		138	76	(28)
Income		1,985	1,972	1,891
Underlying expenditure
- Operating expenses		1,080	1,027	1,032
- Additions to loan loss provision		(53)	(27)	(10)
Total underlying expenses		1,027	1,000	1,022
Underlying result before taxation		957	972	869
Taxation		328	324	241
Non-controlling interests		3	3	2
Net result		627	646	625
Retail Other [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		619	652	569
Retail Other [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		2,787	2,690	2,437
- Net fee and commission income		423	395	384
- Total investment and other income		298	230	207
Income		3,509	3,315	3,028
Underlying expenditure
- Operating expenses		2,210	2,033	1,919
- Additions to loan loss provision		364	350	284
Total underlying expenses		2,574	2,383	2,203
Underlying result before taxation		935	932	825
Taxation		234	200	188
Non-controlling interests		82	80	67
Net result		619	652	569
Wholesale Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		474	1,935	2,347
Wholesale Banking [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		3,794	3,686	3,639
- Net fee and commission income		1,135	1,152	1,102
- Total investment and other income		369	673	919
Income		5,298	5,510	5,660
Underlying expenditure
- Operating expenses		2,937	2,771	2,744
- Additions to loan loss provision		532	210	282
Total underlying expenses		3,469	2,981	3,026
Underlying result before taxation		1,830	2,529	2,634
Taxation		464	633	832
Non-controlling interests		14	19	15
Net result		1,352	1,877	1,788
Wholesale Banking [member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(878)	58	559
Corporate Line Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		82	(894)	(356)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Underlying net result [member]
Underlying income
- Net interest income		470	290	226
- Net fee and commission income		(6)	(4)	(3)
- Total investment and other income		103	(113)	(301)
Income		568	173	(78)
Underlying expenditure
- Operating expenses		307	247	290
- Additions to loan loss provision		0	(1)	1
Total underlying expenses		307	246	291
Underlying result before taxation		261	(72)	(369)
Taxation		179	47	(13)
Net result		€ 82	(119)	(356)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result			€ (775)	€ 0

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.